Discontinued Operations and Disposition (Details) - USD ($)		1 Months Ended
	Dec. 14, 2020	Jul. 31, 2021
Discontinued Operations and Disposition (Details) [Line Items]
Total consideration	$ 8,000,000
Canceling ordinary shares (in Shares)	475,000
Canceling ordinary per shares (in Dollars per share)	$ 16
Cash payment	$ 400,000
Received amount		$ 400,000
Buyers [Member]
Discontinued Operations and Disposition (Details) [Line Items]
Equity interest	100.00%